Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property, plant and equipment at beginning of period	$ 786	$ 1,352	$ 1,352
Additions	220	584
Acquisitions through business combinations	0	68
Disposals	(11)	0
Property, plant and equipment at end of period	863		786	$ 1,352
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	588	934	934
Property, plant and equipment at end of period			588	934
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	197	417	417
Property, plant and equipment at end of period			197	417
Cost
Property and equipment
Property, plant and equipment at beginning of period	1,126	1,847	1,847	262
Additions			994	1,099
Acquisitions through business combinations			68	546
Disposals			(865)	(60)
Disposals through the sale of subsidiaries			(1,147)
Effect of foreign exchange rates			229
Property, plant and equipment at end of period			1,126	1,847	$ 262
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	802	1,277	1,277	111
Additions			875	937
Acquisitions through business combinations			64	287
Disposals			(661)	(58)
Disposals through the sale of subsidiaries			(939)
Effect of foreign exchange rates			186
Property, plant and equipment at end of period			802	1,277	111
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	324	570	570	151
Additions			119	162
Acquisitions through business combinations			4	259
Disposals			(204)	(2)
Disposals through the sale of subsidiaries			(208)
Effect of foreign exchange rates			43
Property, plant and equipment at end of period			324	570	151
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(340)	(495)	(495)	(91)
Depreciation			523		432
Disposals			410	28
Disposals through the sale of subsidiaries			344
Effect of foreign exchange rates			76
Property, plant and equipment at end of period			(340)	(495)	(91)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(214)	(343)	(343)	(42)
Depreciation			424		327
Disposals			318	26
Disposals through the sale of subsidiaries			303
Effect of foreign exchange rates			68
Property, plant and equipment at end of period			(214)	(343)	(42)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	$ (126)	$ (152)	(152)	(49)
Depreciation			99		105
Disposals			92	2
Disposals through the sale of subsidiaries			41
Effect of foreign exchange rates			8
Property, plant and equipment at end of period			$ (126)	$ (152)	$ (49)